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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08448


                   	  Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


           Pioneer Emerging Markets Fund
           Schedule of Investments  2/28/09 (unaudited)

 Shares                                                            Value

           PREFERRED STOCKS - 2.0 %
           Media - 1.1 %
           Cable & Satellite - 1.1 %
  475,426  Net Servicos de Comunicacao SA *                    $  3,035,145
           Total Media                                         $  3,035,145
           Banks - 0.9 %
           Diversified Banks - 0.9 %
  289,350  Banco Itau Holding Financeira                       $  2,697,826
           Total Banks                                         $  2,697,826
           TOTAL PREFERRED STOCKS
           (Cost  $7,472,711)                                  $  5,732,971

           COMMON STOCKS - 96.0 %
           Energy - 14.8 %
           Coal & Consumable Fuels - 1.3 %
3,258,800  Indo Tambangraya Megah Pt                           $  2,550,234
2,279,900  Yanzhou Coal Mining  * (b)                             1,277,380
                                                               $  3,827,614
           Integrated Oil & Gas - 10.1 %
5,224,800  China Petroleum & Chemical                          $  2,690,418
  470,100  Gazprom (A.D.R.) *                                     6,054,278
   94,150  Lukoil Holding (A.D.R.) *                              2,978,906
  579,700  Petrobras Brasileiro (A.D.R.) (b)                     12,973,686
  156,200  Sasol Ltd. (A.D.R.) (b)                                3,925,306
                                                               $ 28,622,594
           Oil & Gas Equipment & Services - 0.9 %
  140,100  Tenaris SA (A.D.R.) (b)                             $  2,458,755
           Oil & Gas Exploration & Production - 1.1 %
3,494,200  Cnooc, Ltd.                                         $  3,017,683
           Oil & Gas Refining & Marketing - 1.4 %
   83,800  Reliance Industries Ltd. (G.D.R.) (144A) *          $  4,103,020
           Total Energy                                        $ 42,029,666
           Materials - 17.7 %
           Construction Materials - 2.0 %
1,066,813  Pretoria Portland Cement Co.                        $  3,189,900
7,406,800  PT Indocement Tunggal Prakarsa Tbk                     2,546,705
                                                               $  5,736,605
           Diversified Metals & Mining - 4.5 %
  823,892  Companhia Vale do Rio Doce (A.D.R.) (b)             $  9,186,396
  110,900  Freeport-McMoRan Copper & Gold, Inc. (Class B)         3,373,578
   46,000  New World Resources BV  (b)                              126,337
                                                               $ 12,686,311
           Fertilizers & Agricultural Chemicals - 1.0 %
  378,300  Israel Chemicals, Ltd.                              $  2,891,975
           Gold - 6.1 %
  116,000  Anglogold Ashanti, Ltd. (A.D.R.) *  (b)             $  3,460,280
  277,800  Gold Fields, Ltd. *                                    2,867,808
  394,500  Harmony Gold Mining Co., Ltd. *                        4,759,483
  439,712  IAMGOLD Corp.                                          3,552,873
5,048,375  Zijin Mining Group Co., Ltd.                           2,642,132
                                                               $ 17,282,576
           Precious Metals & Minerals - 3.0 %
  288,800  Compania de Minas Buenaventura SAA                  $  5,562,288
  239,000  Impala Platinum Holdings, Ltd.                         2,821,775
                                                               $  8,384,063
           Steel - 1.1 %
  197,500  Kumba Iron Ore Ltd.                                 $  3,125,368
           Total Materials                                     $ 50,106,898
           Capital Goods - 9.0 %
           Aerospace & Defense - 1.1 %
   73,700  Elbit Systems, Ltd.                                 $  3,190,242
           Construction & Engineering - 6.0 %
  971,286  Aveng Ltd.                                          $  2,482,421
2,809,200  China Communications Construction Co., Ltd.  (b)       2,662,127
5,338,400  China Railway Group Ltd. * (b)                         2,888,468
2,138,300  China Railways Construction Corp. *                    2,574,460
   72,900  Hyundai Engineering & Construction Co., Ltd. *         2,449,544
  207,400  Larsen & Toubro Ltd.                                   2,462,978
  433,600  Murray & Roberts Holdings                              1,587,013
                                                               $ 17,107,011
           Heavy Electrical Equipment - 1.0 %
  104,300  Bharat Heavy Electricals Ltd.                       $  2,831,100
           Industrial Conglomerates - 0.9 %
  857,300  Keppel Corp.                                        $  2,393,820
           Total Capital Goods                                 $ 25,522,173
           Transportation - 0.9 %
           Marine - 0.9 %
3,283,200  China Shipping Development Co., Ltd. *  (b)         $  2,518,426
           Total Transportation                                $  2,518,426
           Automobiles & Components - 0.8 %
           Automobile Manufacturers - 0.8 %
2,598,900  PT Astra International                              $  2,408,168
           Total Automobiles & Components                      $  2,408,168
           Consumer Durables & Apparel - 3.3 %
           Apparel, Accessories & Luxury Goods - 1.0 %
6,505,300  Anta Sports Products, Ltd. *  (b)                   $  2,979,855
           Homebuilding - 0.8 %
  744,360  Cyrela Brazil Realty SA *                           $  2,181,928
           Housewares & Specialties - 1.5 %
  239,790  Woongjin Coway Co., Ltd. *                          $  4,217,720
           Total Consumer Durables & Apparel                   $  9,379,503
           Media - 0.9 %
           Advertising - 0.9 %
  350,500  Focus Media Holding Ltd. *  (b)                     $  2,435,975
           Total Media                                         $  2,435,975
           Retailing - 2.9 %
           Department Stores - 2.9 %
  477,100  Lojas Renner SA *                                   $  2,843,177
8,441,400  New World Department Store China *                     2,808,994
3,268,400  Parkson Retail Group, Ltd. (b)                         2,626,078
                                                               $  8,278,249
           Total Retailing                                     $  8,278,249
           Food & Drug Retailing - 1.9 %
           Food Retail - 0.9 %
  363,200  X-5 Retail Group NV (G.D.R.) *  (b)                 $  2,499,146
           Hypermarkets & Supercenters - 1.0 %
  115,500  Brasil Distr Pao Acu (A.D.R.) *  (b)                $  2,798,565
           Total Food & Drug Retailing                         $  5,297,711
           Food, Beverage & Tobacco - 1.0 %
           Packaged Foods & Meats - 1.0 %
   94,800  Wimm-Bill-Dann *  (b)                               $  2,808,924
           Total Food, Beverage & Tobacco                      $  2,808,924
           Household & Personal Products - 3.9 %
           Household Products - 1.9 %
  586,100  Hindustan Unilever, Ltd. *                          $  2,907,400
   26,900  LG Household & Health Care, Ltd. *                     2,605,698
                                                               $  5,513,098
           Personal Products - 2.0 %
    7,502  Amorepacific Corp. *                                $  2,673,862
  325,100  Natura Cosmeticos SA *                                 2,970,991
                                                               $  5,644,853
           Total Household & Personal Products                 $ 11,157,951
           Pharmaceuticals & Biotechnology - 2.8 %
           Pharmaceuticals - 2.8 %
  179,800  Teva Pharmaceutical Industries, Ltd.  (b)           $  8,015,484
           Total Pharmaceuticals & Biotechnology               $  8,015,484
           Banks - 10.5 %
           Diversified Banks - 9.6 %
  326,212  Banco Bradesco SA (b)                               $  2,844,569
  500,800  Banco do Brasil SA *                                   2,893,848
1,682,600  Bumiputra-Commerce Holdings Berhad                     3,112,807
9,206,300  China Construction Bank  (b)                           4,601,005
8,822,382  Chinatrust Financial Holding Co., Ltd.                 2,637,364
10,428,300 Industrial & Commerical Bank of China (b)              4,194,981
4,882,400  Sberbank RF *                                          1,834,977
2,080,200  Turkiye Garanti Bankasi AS *                           2,529,714
   49,839  Uniao de Bancos Brasileiros SA (G.D.R.) (144A) * (b)   2,608,075
                                                               $ 27,257,340
           Thrifts & Mortgage Finance - 0.9 %
  108,400  Housing Development Finance Corp., Ltd. *           $  2,673,894
           Total Banks                                         $ 29,931,234
           Diversified Financials - 0.9 %
           Diversified Finance Services - 0.9 %
1,163,400  African Bank Investments, Ltd.                      $  2,423,419
           Total Diversified Financials                        $  2,423,419
           Insurance - 3.7 %
           Life & Health Insurance - 2.6 %
  351,998  Cathay Financial Holding Co., Ltd. (144A) (G.D.R.)  $  2,788,570
  112,900  China Life Insurance Co. (A.D.R.) * (b)                4,695,511
                                                               $  7,484,081
           Property & Casualty Insurance - 1.1 %
   29,100  Samsung Fire & Marine Insurance *                   $  2,948,601
           Total Insurance                                     $ 10,432,682
           Software & Services - 1.0 %
           It Consulting & Other Services - 1.0 %
  113,000  Infosys Technologies, Ltd. (A.D.R.) *  (b)          $  2,734,600
           Total Software & Services                           $  2,734,600
           Technology Hardware & Equipment - 3.4 %
           Communications Equipment - 1.2 %
1,044,300  ZTE Corp. * (b)                                     $  3,436,228
           Computer Hardware - 1.1 %
5,513,400  Compal Electronics *                                $  3,098,501
           Electronic Manufacturing Services - 1.1 %
1,551,932  Hon Hai Precision Industry                          $  3,057,627
           Total Technology Hardware & Equipment               $  9,592,356
           Semiconductors - 3.5 %
           Semiconductors - 3.5 %
   13,600  Samsung Electronics *                               $  4,203,970
  774,640  Taiwan Semiconductor Manufacturing Co. (A.D.R.) (b)    5,840,786
                                                               $ 10,044,756
           Total Semiconductors                                $ 10,044,756
           Telecommunication Services - 13.1 %
           Integrated Telecommunication Services - 0.9 %
1,146,100  Turk Telekomunikasyon AS *                          $  2,628,399
           Wireless Telecommunication Services - 12.2 %
  252,300  America Movil (A.D.R.)  *                           $  6,428,604
  221,400  Bharti Televentures *                                  2,736,799
  265,200  China Mobile (Hong Kong) Ltd. (A.D.R.) (b)            11,496,420
  138,600  Mobile Telesystems (A.D.R.) *                          3,283,434
  408,400  MTN Group, Ltd.                                        3,474,312
  101,000  Philippine Long Distance Telephone Co.                 4,501,266
2,083,000  Taiwan Mobile Co., Ltd. *                              2,707,310
                                                               $ 34,628,145
           Total Telecommunication Services                    $ 37,256,544
           TOTAL COMMON STOCKS
           (Cost  $413,697,837)                                $ 272,374,719

           RIGHTS - 0.0 %
           Media - 0.0 %
           Cable & Satellite - 0.0 %
    6,613  Net Servicos Rights, Exp 3/13/09                    $      3,171
           Total Media                                         $      3,171
           TOTAL RIGHTS
           (Cost  $7,653)                                      $      3,171

Principal
Amount ($)
           TEMPORARY CASH INVESTMENTS - 18.9 %
           Securities Lending Collateral  - 18.9% (c)
           Certificates of Deposit:
1,273,006  Abbey National Plc, 2.52%, 8/13/09                  $  1,273,006
1,272,914  Bank of Nova Scotia, 1.58%, 5/5/09                     1,272,914
2,035,277  Bank of Scotland NY, 1.44%, 6/5/09                     2,035,277
2,291,411  Barclays Bank, 1.2%, 5/27/09                           2,291,411
2,546,012  CBA, 1.31%, 7/16/09                                    2,546,012
2,291,411  DNB NOR Bank ASA NY, 2.41%, 6/5/09                     2,291,411
2,332,147  Intesa SanPaolo S.p.A., 1.1%, 5/22/09                  2,332,147
  147,587  NORDEA NY, 0.44%, 4/9/09                                 147,587
1,909,509  Royal Bank of Canada NY, 1.44%, 8/7/09                 1,909,509
1,273,006  Royal Bank of Scotland, 2.45%, 3/5/09                  1,273,006
2,546,012  Societe Generale, 2.62%, 9/4/09                        2,546,012
2,291,411  Svenska Bank NY, 1.73%, 7/8/09                         2,291,411
2,546,012  U.S. Bank NA, 1.35%, 8/24/09                           2,546,012
                                                               $ 24,755,714
           Commercial Paper:
  242,736  BBVA U.S., 2.11%, 3/12/09                           $    242,736
2,546,012  Monumental Global Funding, Ltd., 1.64%, 8/17/09        2,546,012
1,273,006  CME Group, Inc., 1.44%, 8/6/09                         1,273,006
1,272,977  General Electric Capital Corp., 1.96%, 3/16/09         1,272,977
2,500,184  American Honda Finance Corp., 1.29%, 7/14/09           2,500,184
2,546,012  HSBC Bank, Inc., 1.64%, 8/14/09                        2,546,012
  636,503  IBM, 1.47%, 9/25/09                                      636,503
2,291,411  Met Life Global Funding, 2.47%, 6/12/09                2,291,411
2,291,411  New York Life Global, 2.31%, 9/4/09                    2,291,411
2,164,110  Westpac Banking Corp., 1.00%, 6/1/09                   2,164,110
                                                               $ 17,764,361


           Tri-party Repurchase Agreements:
2,546,012  Deutsche Bank, 0.27%, 3/2/09                        $  2,546,012
5,092,024  Merrill Lynch, 0.27%, 3/2/09                           5,092,024
  960,152  Barclays Capital Markets, 0.25%, 3/2/09                  960,152
                                                               $  8,598,188

           Money Market Mutual Fund:
2,546,012  JP Morgan, U.S. Government Money Market Fund        $  2,546,012
           Total Securities Lending Collateral                 $ 53,664,275
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $53,664,275)                                 $     53,664,275
           TOTAL INVESTMENT IN SECURITIES - 116.9%
           (Cost  $474,842,476)(a)                             $ 331,775,136
           OTHER ASSETS AND LIABILITIES - (16.9)%              $ (47,988,584)
           TOTAL NET ASSETS - 100.0%                           $ 283,786,552


       *   Non-income producing security.

(A.D.R.)   American Depositary Receipt.

(G.D.R.)   Global Depositary Receipt.

  (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 28, 2009, the value of these securities amounted to $9,499,665 or 3.3% of total net assets.

     (a) At February 28, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $480,878,574 was as follows:

           Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost $ 7,233,222

           Aggregate gross unrealized loss for all investments
           in which there is an excess of tax cost over value    (156,336,660)

           Net unrealized loss                                 $ (149,103,438)

    (b)    At February 28, 2009, the following securities were out on loan:

  Shares   Description                                           Value
   45,700  Anglogold Ashanti, Ltd. (A.D.R.) *                  $  1,363,231
3,000,000  Anta Sports Products, Ltd. *                           1,338,692
   67,600  Banco Bradesco SA                                        589,472
  108,500  Brasil Distr Pao Acu (A.D.R.) *                        2,628,955
1,140,000  China Communications Construction Co., Ltd.            1,043,870
3,734,000  China Construction Bank                                1,810,695
  111,500  China Life Insurance Co. (A.D.R.) *                    4,637,285
  129,600  China Mobile (Hong Kong) Ltd. (A.D.R.)                 5,618,160
  550,000  China Railway Group Ltd. *                               293,661
1,515,000  China Shipping Development Co., Ltd. *                 1,098,075
  311,300  Companhia Vale do Rio Doce (A.D.R.)                    3,470,995
  346,500  Focus Media Holding Ltd. *                             2,408,175
5,240,000  Industrial & Commerical Bank of China                  2,081,446
   25,500  Infosys Technologies, Ltd. (A.D.R.) *                    617,100
  299,000  New World Resources BV                                    48,020
1,625,000  Parkson Retail Group, Ltd.                             1,282,590
  236,100  Petrobras Brasileiro (A.D.R.)                          5,283,918
      100  Sasol Ltd. (A.D.R.)                                        2,513
  763,900  Taiwan Semiconductor Manufacturing Co. (A.D.R.)        5,759,806
   59,500  Tenaris SA (A.D.R.)                                    1,044,225
   88,100  Teva Pharmaceutical Industries, Ltd.                   3,927,498
   19,250  Uniao de Bancos Brasileiros SA (G.D.R.) (144A) *       1,007,353
   74,900  Wimm-Bill-Dann *                                       2,219,287
  215,000  X-5 Retail Group NV (G.D.R.) *                         1,483,500
1,100,000  Yanzhou Coal Mining  *                                   594,415
  588,000  ZTE Corp. *                                            1,827,585
           Total                                               $ 53,480,522


     (c)   Security lending collateral is managed by Credit Suisse.

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of February 28, 2009, in valuing the Fund's assets:

Valuation Inputs                                                 InvestmentOther
Financ
                                                                 in
SecuritInstruments
Level 1 - Quoted Prices                                        $ 117,245,924
Level 2 - Other Significant Observable Inputs                    214,529,212
Level 3 - Significant Unobservable Inputs
Total                                                          $ 331,775,13
0


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Emerging Markets Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 29, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date April 29, 2009

* Print the name and title of each signing officer under his or her signature.